Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Real Estate 99.2%
Diversified REITs 3.2%
Broadstone Net Lease, Inc.	42,990	1,066,582
Empire State Realty Trust, Inc., Class A	103,480	1,037,904
STORE Capital Corp.	96,000	3,074,880
VEREIT, Inc.	62,700	2,835,921
Total Diversified REITs		8,015,287
Health Care REITs 10.0%
Diversified Healthcare Trust	183,970	623,658
Medical Properties Trust, Inc.	245,360	4,924,375
Omega Healthcare Investors, Inc.	26,157	783,664
Sabra Health Care REIT, Inc.	172,836	2,544,146
Ventas, Inc.	142,578	7,871,731
Welltower, Inc.	97,210	8,010,104
Total Health Care REITs		24,757,678
Hotel & Resort REITs 3.8%
Apple Hospitality REIT, Inc.	41,500	652,795
Host Hotels & Resorts, Inc.(a)	264,390	4,317,489
Park Hotels & Resorts, Inc.(a)	103,213	1,975,497
Xenia Hotels & Resorts, Inc.(a)	143,479	2,545,317
Total Hotel & Resort REITs		9,491,098
Industrial REITs 14.1%
Americold Realty Trust	106,837	3,103,615
Duke Realty Corp.	136,420	6,530,425
First Industrial Realty Trust, Inc.	52,299	2,723,732
Prologis, Inc.	141,990	17,809,806
Rexford Industrial Realty, Inc.	82,300	4,670,525
Total Industrial REITs		34,838,103
Office REITs 6.4%
Brandywine Realty Trust	97,396	1,307,054
Cousins Properties, Inc.	95,470	3,560,076
Hudson Pacific Properties, Inc.	83,260	2,187,240
JBG SMITH Properties	115,550	3,421,436
Kilroy Realty Corp.	54,684	3,620,628
SL Green Realty Corp.	24,530	1,737,705
Total Office REITs		15,834,139
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 23.9%
American Campus Communities, Inc.	134,865	6,534,209
AvalonBay Communities, Inc.	38,880	8,617,363
Equity Residential	113,940	9,220,025
Essex Property Trust, Inc.	13,230	4,230,160
Independence Realty Trust, Inc.	54,194	1,102,848
Invitation Homes, Inc.	312,060	11,961,260
Mid-America Apartment Communities, Inc.	15,730	2,937,578
Sun Communities, Inc.	39,090	7,235,559
UDR, Inc.	134,840	7,143,823
Total Residential REITs		58,982,825
Retail REITs 11.5%
Acadia Realty Trust	155,130	3,166,203
Agree Realty Corp.	74,960	4,964,601
Brixmor Property Group, Inc.	289,290	6,396,202
Phillips Edison & Co., Inc.	46,170	1,417,881
Retail Opportunity Investments Corp.	56,660	987,017
Retail Properties of America, Inc., Class A	194,370	2,503,485
RPT Realty	128,614	1,641,115
Simon Property Group, Inc.	56,110	7,292,617
Total Retail REITs		28,369,121
Specialized REITs 26.3%
American Tower Corp.	14,920	3,959,917
Digital Realty Trust, Inc.	41,633	6,013,887
EPR Properties	21,210	1,047,350
Equinix, Inc.	22,300	17,619,899
Extra Space Storage, Inc.	27,520	4,623,085
Gaming and Leisure Properties, Inc.	38,603	1,788,091
Life Storage, Inc.	57,770	6,628,530
MGM Growth Properties LLC, Class A	84,810	3,248,223
Outfront Media, Inc.	70,120	1,767,024
Public Storage	25,360	7,534,456
SBA Communications Corp.	19,970	6,601,483
CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	152,119	4,321,700
Total Specialized REITs		65,153,645
Total Real Estate		245,441,896
Total Common Stocks (Cost: $202,732,066)		245,441,896

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	1,922,464	1,922,272
Total Money Market Funds (Cost: $1,922,272)		1,922,272
Total Investments in Securities (Cost $204,654,338)		247,364,168
Other Assets & Liabilities, Net		(57,539)
Net Assets		$247,306,629
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	790,933	29,143,092	(28,011,753)	—	1,922,272	—	388	1,922,464
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7030_12_L01_(11/21)